Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 08, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2016